Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
Unless otherwise specified, “the Company” refers to trivago N.V. and its respective subsidiaries throughout the remainder of these notes.
These consolidated financial statements reflect Expedia Group’s basis of accounting due to the change in control in 2013 when Expedia Group acquired a controlling ownership in trivago, as we elected the option to apply pushdown accounting in the period in which the change in control event occurred.

Seasonality/Revenue recognition
Seasonality
We experience seasonal fluctuations in the demand for our services as a result of seasonal patterns in travel. For example, searches and consequently our revenue are generally the highest in the first three quarters as travelers plan and book their spring, summer and winter holiday travel. Our revenue typically decreases in the fourth quarter. We generally expect to experience higher return on advertising spend in the first and fourth quarter of the year as we typically expect to advertise less in the periods outside of high travel seasons. Seasonal fluctuations affecting our revenue also affect the timing of our cash flows. We typically invoice once per month, with customary payment terms. Therefore, our cash flow varies seasonally with a slight delay to our revenue, and is significantly affected by the timing of our advertising spending. Changes in the relative revenue share of our offerings in countries and areas where seasonal travel patterns vary from those described above may influence the typical trend of our seasonal patterns in the future. It is difficult to forecast the seasonality for future periods, given the uncertainty related to the duration of the impact from COVID-19 and the shape and timing of any sustained recovery.
Revenue recognition
We recognize revenues when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. We derive our revenues from the following streams:
Referral Revenue
We earn referral revenue using cost-per-click ("CPC") and cost-per-acquisition ("CPA") models. Both relate to fees earned on the display of a customer's (advertiser's) link on the trivago website.
CPC revenue is recognized after the traveler makes the click-through to the related advertiser’s website. Control is deemed to have transferred at a point in time, being when the link or advertisement has been displayed and the click-through to the customer's website has occurred.
CPA revenue is recognized when the click-through to the related advertiser's website results in a booking, as control is deemed to have transferred at that point in time. We consider the performance obligation to be satisfied when the booking has occurred. The price that an advertiser pays for a click that results in a booking is based on a percentage of the booking revenue.
The prices per click for CPC and CPA advertising campaigns are negotiated in advance, thus, the amount to be recognized as revenue for the respective click is fixed and determinable when the performance obligation has been satisfied.
Most of our revenue is invoiced on a monthly basis after the performance obligation has been satisfied with payment terms between 10 to 90 days. For some advertisers we require prepayments.
Subscription Revenue
Revenue from subscription services is recognized ratably over the contract term, which is generally 12 months or less from the subscription commencement date. Customers may choose to be billed annually or monthly via SEPA or credit card. The price per subscription is fixed and determinable when the contract commences.
Deferred revenueDeferred revenue relates to advanced payments received for services provided in future periods, primarily related to subscription services. At December 31, 2018, €7.9 million was recorded as deferred revenue, €7.6 million of which was recognized as revenue during the year ended December 31, 2019. At December 31, 2019, the deferred revenue balance was €5.6 million, €5.2 million of which was recognized as revenue during the year ended December 31, 2020. At December 31, 2020, the deferred revenue balance was €2.8 million.
Consolidation
Consolidation
Our consolidated financial statements include the accounts of trivago and entities we control. Intercompany balances and transactions have been eliminated in consolidation. We deconsolidate entities from our results of operations on the day when we lose control. Further, the equity method of accounting is used for investments in associated companies in which we have a financial interest but do not have control over.
As of December 31, 2019 and December 31, 2020, there are no noncontrolling interest balances, as all subsidiaries of the Company are wholly-owned.

Accounting estimates
Accounting estimates
We use estimates and assumptions in the preparation of our consolidated financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”). Preparation of the consolidated financial statements and accompanying notes requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, as well as revenue and expenses during the periods reported. Our actual financial results could differ significantly from these estimates. The significant estimates underlying our consolidated financial statements include: leases, recoverability of goodwill, intangible assets and other long-lived assets, income taxes, legal and tax contingencies, business combinations and share-based compensation.
The COVID-19 pandemic has had, and is expected to continue to have, a material adverse impact on the travel industry, which may have a significant adverse effect on our business and results of operations. The uncertainty associated with COVID-19 increased the level of judgement applied in our estimates and assumptions. Our estimates may change in future periods as a result of new events arising from the COVID-19 pandemic.

Cost of revenue	Cost of revenueCost of revenue consists of expenses that are directly or closely correlated to revenue generation, including data center costs, third-party cloud-related service providers, salaries and share-based compensation for our data center operations staff and our customer service team who are directly involved in revenue generation. For the years ended December 31, 2018, 2019 and 2020 cost of revenue excludes €0.3 million, €0.1 million and €0.1 million, respectively, of amortization expense of acquired technology. For the years ended December 31, 2018, 2019 and 2020 cost of revenue excludes €3.0 million, €4.3 million and €4.6 million, respectively, of amortization expense related to internal use software and website development.
Cash, cash equivalents and restricted cash
Cash and Cash Equivalents
Our cash and cash equivalents include cash and liquid financial instruments, consisting of money market funds, which are readily accessible mutual funds that invest in high-quality, short-term debt, and time deposit investments, with original maturities of three months or less when purchased.

Restricted cash
Restricted cash primarily consists of funds held as guarantees in connection with corporate leases and funds held in escrow accounts in the event of default on corporate credit card statements. The carrying value of restricted cash approximates its fair value. As of December 31, 2019 and December 31, 2020, restricted cash was €2.4 million and €2.4 million, respectively. From the total balance as of December 31, 2020, €2.3 million is classified as other long-term assets based on the expected dates the restricted cash will be refunded or made available to the Company.

Accounts receivable
Accounts receivable
Accounts receivable are generally due within 10 to 90 days and are recorded net of an allowance for expected uncollectible amounts. We consider accounts outstanding longer than the contractual payment terms as past due. The risk characteristics we generally review when analyzing our accounts receivable pools primarily include the type of receivable, collection terms and historical or expected credit loss patterns. For each pool, we make estimates for the allowance based on the current expected credit loss ("CECL") methodology by considering a number of factors, including the length of time trade accounts receivable are past due, previous loss history continually updated for new collections data, the credit quality of our customers, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect our ability to collect from customers. The provision for estimated credit losses is recorded as general and administrative in our consolidated statement of operations. As disclosed in Note 18: Valuation and qualifying accounts, for the year ended December 31, 2020, we recorded approximately €0.7 million of incremental allowance for expected uncollectible amounts, including estimated future losses in consideration of the impact of COVID-19 pandemic on the economy and the Company, partially offset by €0.4 million of write-offs. Actual future bad debt could differ materially from this estimate resulting from changes in our assumptions of the duration and severity of the impact of the COVID-19 pandemic.
Short-term investments
Our short-term investments consist of time deposit and term deposit accounts with original maturities of more than three but fewer than 12 months.

Property and equipment, net including software and website capitalization
Property and equipment, net including software and website capitalization
We record property and equipment at cost, net of accumulated depreciation and amortization. We compute depreciation using the straight-line method over the estimated useful lives of the assets, which is generally three to eight years for computer equipment, capitalized software and software development cost and furniture and other equipment. We amortize leasehold improvements using the straight-line method, over the shorter of the estimated useful life of the improvement or the remaining term of the lease.
Certain direct development costs associated with website and internal-use software are capitalized during the application development stage. Capitalized costs include external direct costs of services and payroll costs (including share-based compensation). The payroll costs are for employees devoting time to the software development projects principally related to website and mobile app development, including support systems, software coding, designing system interfaces and installation and testing of the software. These costs are recorded as property and equipment and are generally amortized over a period of three years beginning when the asset is ready for use. Costs incurred that are expected to result in additional features or functionality are capitalized and amortized over the estimated useful life of the enhancements, which is generally a period of three years. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.
Certain acquired software licenses and implementation costs are capitalized during the implementation stage. Capitalized costs include the license fee, external direct costs of services provided in regards to the implementation and customization of the software, and internal payroll costs for employees involved with the implementation process. These costs are recorded as property and equipment and are amortized over the license term when the asset is ready for use. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.

Leases
Leases - prior to adoption of new accounting guidance
Prior to our adoption of the new accounting guidance for leasing arrangements at January 1, 2019, we recognized rent expense on a straight-line basis over the lease period of our operating leases. Any lease incentives were recognized as reductions of rental expense on a straight-line basis over the term of the lease. The lease term began on the date we become legally obligated for the rent payments or when we take possession of the office space, whichever is earlier. Additionally, payments received for our subleases for unoccupied leased office space were recognized on a straight-line basis over the term of the sublease.
We were deemed to be the accounting owner of our corporate headquarters during the construction period under build-to-suit lease accounting guidance and established assets and liabilities for the estimated construction costs incurred. At date of our move-in in June 2018, it was determined that the sale-leaseback guidance was not met, resulting in our accounting for the lease as a financing obligation until December 31, 2018.
During 2018, we bifurcated our lease payments relating to the premises into a portion allocated to the building (a reduction of the financing obligation) and a portion allocated to the land on which the building was constructed, which was treated as an operating lease that commenced in July 2015. For the year ended December 31, 2018, we recorded €1.8 million of land rent expense in connection with this lease. Before move-in, the non-cash land expense was classified entirely as general and administrative expense, and afterwards, it was allocated to all of our operating costs. Depreciation on the building commenced upon construction completion, resulting in €1.6 million of depreciation expense for the year ended December 31, 2018, of which the majority was recorded as technology and content expense.
Leases - subsequent to adoption of new accounting guidance
We determine if an arrangement is a lease at inception. Operating leases are primarily for office space and, as of January 1, 2019 with the adoption of the new guidance for leasing arrangements, are included in Operating lease right-of-use ("ROU") assets and operating lease liabilities on our consolidated balance sheets. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company uses its estimated incremental borrowing rate as the discount rate in measuring the present value of lease payments given the rate implicit in our leases is not typically readily determinable. Estimating the incremental borrowing rate requires assessing a number of inputs including an estimated synthetic credit rating, collateral adjustments and interest rates. The operating lease ROU asset is comprised of the initial operating lease liability, adjusted for any prepaid or deferred rent payments, unamortized initial direct costs, and lease incentives received. Our lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
Payments under our operating leases are primarily fixed, however, certain of our operating lease agreements include rental payments which are adjusted periodically for inflation. We recognize these costs as variable lease costs on our consolidated statement of operations, which were not material during the years ended December 31, 2019 and 2020.
For operating leases with a term of one year or less, we have elected to not recognize a lease liability or ROU asset on our consolidated balance sheet. Instead, we recognize the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to our consolidated statements of operations and cash flows.
We have lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as a single lease component.
Additionally, we have entered into subleases for unoccupied leased office space. We recognize sublease payments on a straight-line basis over the term of the sublease.
Upon adoption of the new accounting guidance for leasing arrangements at January 1, 2019, our campus building lease is classified as an operating lease and treated the same as all other such leases.
Business combinations
Business combinations
We assign the value of the consideration transferred to acquire a business to the tangible assets and identifiable intangible assets acquired and liabilities assumed on the basis of their fair values at the date of acquisition. Any excess purchase price over the fair value of the net tangible and intangible assets acquired is allocated to goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Critical estimates in valuing certain intangible assets include but are not limited to future expected cash flows from customer relationships and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Recoverability of goodwill and indefinite-lived intangible assets
Recoverability of goodwill and indefinite-lived intangible assets
Goodwill: Goodwill is assigned to our three reporting units, which correspond to our three operating segments, on the basis of their relative fair values. We assess goodwill for impairment annually as of September 30, or more frequently, if events and circumstances indicate that an impairment may have occurred. In the evaluation of goodwill for impairment, we typically first perform a qualitative assessment to determine whether it is more likely than not that the fair value of each reporting unit is less than its carrying amount, followed by performing a quantitative assessment by comparing the fair value of the reporting unit to the carrying value, if necessary. Periodically, we may elect to bypass the initial qualitative assessment and proceed directly to the quantitative goodwill impairment test. An impairment charge is recorded based on the excess of the reporting unit's carrying amount over its fair value.
We generally base the measurement of fair value of our three reporting units on a blended analysis of the present value of future discounted cash flows and market valuation approach. The discounted cash flows model indicates the fair value of the reporting unit based on the present value of the cash flows that we expect the reporting unit to generate in the future. Our significant estimates in the discounted cash flows model include our weighted average cost of capital, revenue growth rates, profitability of our business and long-term rate of growth. The market valuation approach indicates the fair value of the business based on a comparison of the reporting unit to comparable publicly traded firms in similar lines of business. Our significant estimates in the market approach model include identifying similar companies with comparable business factors, such as size, growth, profitability, risk and return on investment, assessing comparable revenue and operating income multiples and the control premium applied in estimating the fair value of the reporting unit.
We believe the weighted use of discounted cash flows and market approach is the best method for determining the fair value of our reporting units because these are the most common valuation methodologies used within the travel and Internet industries; and the blended use of both models compensates for the inherent risks associated with either model if used on a stand-alone basis.
In addition to measuring the fair value of our reporting units as described above, we consider the combined fair values of our reporting units and corporate-level assets and liabilities in relation to the Company’s total fair value of equity as of the assessment date, which assumes our fully diluted market capitalization, using either the stock price on the valuation date or the average stock price over a range of dates around the valuation date, plus an estimated acquisition premium which is based on observable transactions of comparable companies.
Indefinite-lived intangible assets: In our evaluation of our indefinite-lived intangible assets, we typically first perform a qualitative assessment to determine whether the fair value of the indefinite-lived intangible assets is more likely than not impaired. If so, we perform a quantitative assessment and an impairment charge is recorded for the excess of the carrying value of the indefinite-lived intangible assets over the fair value. Periodically, we may elect to bypass the initial qualitative assessment and proceed directly to the quantitative impairment test of indefinite-lived intangible assets. We base our measurement of the fair value of our indefinite-lived intangible assets, which consist of trade name, trademarks and domain names, on the relief-from-royalty method. This method assumes that the trade name and trademarks have value to the extent that their owner is relieved of the obligation to pay royalties for the benefits received from them.
Recoverability of intangible assets with definite lives and other long-lived assets
Recoverability of intangible assets with definite lives and other long-lived assets
Intangible assets with definite lives and other long-lived assets are carried at cost and are amortized on a straight-line basis over their estimated useful lives of generally less than seven years. We review the carrying value of long-lived assets or asset groups, including property and equipment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that would necessitate an impairment assessment include a significant adverse change in the extent or manner in which an asset is used, a significant adverse change in legal factors or the business climate that could affect the value of the asset, or a significant decline in the observable market value of an asset, among others. If such facts indicate a potential impairment, we would assess the recoverability of an asset group by determining if the carrying value of the asset group exceeds the sum of the projected undiscounted cash flows expected to result from the use and eventual disposition of the assets over the remaining economic life of the primary asset in the asset group. If the recoverability test indicates that the carrying value of the asset group is not recoverable, we will estimate the fair value of the asset group using appropriate valuation methodologies, which would typically include an estimate of discounted cash flows. Any impairment would be measured as the difference between the asset group’s carrying amount and its estimated fair value.
Income taxes
Income taxes
We record income taxes under the liability method. Deferred tax assets and liabilities reflect our estimation of the future tax consequences of temporary differences between the carrying amounts of assets and liabilities for book and tax purposes. We determine deferred income taxes based on the differences in accounting methods and timing between financial statement and income tax reporting. Accordingly, we determine the deferred tax asset or liability for each temporary difference based on the enacted tax rates expected to be in effect when we realize the underlying items of income and expense. We consider many factors when assessing the likelihood of future realization of our deferred tax assets, including our recent earnings experience by jurisdiction, expectations of future taxable income, and the carryforward periods available to us for tax reporting purposes, as well as other relevant factors. We may establish a valuation allowance to reduce deferred tax assets to the amount we believe is more likely than not to be realized. Due to inherent complexities arising from the nature of our businesses, future changes in income tax law, tax sharing agreements or variances between our actual and anticipated results of operations, we make certain judgments and estimates. Therefore, actual income taxes could materially vary from these estimates.
We account for uncertain tax positions based on a two-step process of evaluating recognition and measurement criteria. The first step assesses whether the tax position is more likely than not to be sustained upon examination by the tax authority, including resolution of any appeals or litigation, based on the technical merits of the position. If the tax position meets the more likely than not criteria, the portion of the tax benefit greater than 50% likely to be realized upon settlement with the tax authority is recognized in the financial statements. Interest and penalties related to uncertain tax positions are classified in the financial statements as a component of income tax expense.

Presentation of taxes in the statements of operations
We present taxes that we collect from advertisers and remit to government authorities on a net basis in our consolidated statements of operations.

Foreign currency translation and transaction gains and losses
Foreign currency translation and transaction gains and losses
The consolidated financial statements have been prepared in euros, the reporting currency. Certain of our operations outside of the Eurozone use the local currency as their functional currency. We translate revenue and expense at average exchange rates during the period and assets and liabilities at the exchange rates as of the consolidated balance sheet dates and include such foreign currency translation gains and losses as a component of other comprehensive income. Due to the nature of our operations and our corporate structure, we also have subsidiaries that have transactions in foreign currencies other than their functional currency. We record transaction gains and losses in our consolidated statements of operations related to the recurring remeasurement and settlement of such transactions.

Advertising expense
Advertising expense
We incur advertising expense consisting of offline costs, including television and radio advertising, as well as online advertising expense to promote our brands. A significant portion of traffic from users is directed to our websites through our participation in display advertising campaigns on search engines, advertising networks, affiliate websites and social networking sites. We consider traffic acquisition costs to be indirect advertising fees. We expense the production costs associated with advertisements in the period in which the advertisement first takes place. We expense the costs of communicating the advertisement (e.g., television airtime) as incurred each time the advertisement is shown. These costs are included in selling and marketing expense in our consolidated statements of operations.
Share-based compensation
Share-based compensation
Share-based compensation expense relates to stock awards granted in connection with the Omnibus Incentive Plan, as further discussed in Note 11 - Share-based awards and other equity instruments. For the years ended December 31, 2019 and 2020, we had no awards classified as liabilities. Forfeitures are accounted for in the period that the award is forfeited.
Share Options. The majority of our share options are service-based awards. We also grant awards that contain performance conditions which vest upon achievement of certain company-based targets and awards which contain market conditions which vest upon achievement of certain market-based targets, in addition to containing service conditions. The fair value of share options accounted for as equity settled transactions is measured at the grant date (or modification date, if applicable) using an appropriate valuation model, including the Black-Scholes option pricing model and, for awards that contain market-based vesting conditions, the Monte Carlo simulation pricing model. The majority of our share options vest between one and three years.
Restricted Stock Units. We grant Restricted Stock Units ("RSUs"), which are stock awards entitling the holder to shares of common stock as the award vests. For RSU awards with only service-based vesting conditions, we measure the value of RSUs at fair value based on the number of shares granted and the quoted price of our common stock at the date of grant. For RSU awards which contain market conditions, we estimate the fair value using the Monte Carlo simulation model. The majority of our RSUs vest between one and three years.
We amortize the fair value of service-based awards, net of actual forfeitures, as share-based compensation expense over the vesting term on a straight-line basis.
Performance-Based Awards.
Awards with company-based performance conditions are assessed to determine the probability of the award vesting. If assessed as probable, we record compensation expense for these awards over the total performance and service period using the accelerated method. At each reporting period, we reassess the probability of achieving the performance targets, which requires judgment. In the event that actual results or updated estimates differ from our current estimates, the cumulative effect on current and prior periods of those changes will be recorded in the period in which estimates are revised, or the change in estimate will be applied prospectively depending on whether the change affects the estimate of total compensation cost to be recognized. The ultimate number of shares issued and the related compensation expense recognized will be based on a comparison of the final performance metrics to the specified targets.
For awards with market conditions, the probabilities of the actual number of awards expected to vest is reflected in the grant date fair values. Compensation expense for these awards is recognized over the service period using the accelerated method.
The valuation models used incorporate various assumptions including expected volatility of equity, expected term and risk-free interest rates. The expected volatility is based on historical volatility of our common stock. We use the simplified method in determining the term by using the midpoint between the vesting date and the end of the contractual term. The simplified method was used as we do not have sufficient relatable historical term data available. The share price assumption used in the model is based on our publicly traded share price on the date of grant.
Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive these awards, and subsequent events are not indicative of the reasonableness of our original estimates of fair value.

Reserves available for dividend distribution
Reserves available for dividend distribution
We do not at present plan to pay cash dividends on our Class A shares. Under Dutch law, we may only pay dividends to the extent that our shareholders’ equity (eigen vermogen) exceeds the sum of the paid-up and called-up share capital plus the reserves required to be maintained under Dutch law or by our articles of association (although we note that, presently, we are not required by our articles of association to maintain reserves in addition to those which we must maintain under Dutch law). Subject only to such restrictions, any future determination to pay dividends will be at the discretion of our management board (in some instances, subject to approval by a Founder). In making a determination to pay dividends, the management board must act in the interests of our company and its business, taking into account relevant interests of our shareholders and other factors that our management board considers relevant, including our results of operations, financial condition, and future prospects.
For the years ended December 31, 2019 and 2020, our reserves restricted for dividend distribution were €190.7 million and €188.7 million, respectively.

Fair value recognition, measurement and disclosure
Fair value recognition, measurement and disclosure
The carrying amounts of cash and cash equivalents, restricted cash and short-term investments reported on our consolidated balance sheets approximate fair value as we maintain them with various high-quality financial institutions. Our accounts receivable are short-term in nature and their carrying value generally approximates fair value.
We disclose the fair value of our financial instruments based on the fair value hierarchy using the following three categories:
Level 1 - Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 - Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Certain risks and concentration of credit risk
Certain risks and concentration of credit risk
Our business is subject to certain risks and concentrations including dependence on relationships with our advertisers, dependence on third-party technology providers, and exposure to risks associated with online commerce security. Our concentration of credit risk relates to depositors holding our cash and customers with significant accounts receivable balances.
Our customer base includes primarily OTAs, hotel chains and independent hotels. We perform ongoing credit evaluations of our customers and maintain allowances for potential credit losses. We generally do not require collateral or other security from our customers. Expedia Group, our controlling shareholder, and its affiliates represent 36%, 34% and 27% respectively, of revenues for the year ended December 31, 2018, 2019 and 2020 and 45% and 20% of total accounts receivable as of December 31, 2019 and 2020. Booking Holdings and its affiliates represent 39%, 40% and 44%, respectively, of revenues for the years ended December 31, 2018, 2019 and 2020 and 28% and 47%, respectively, of total accounts receivable as of December 31, 2019 and 2020.

Contingent liabilities
Contingent liabilities
From time to time, we may be involved in various claims and legal proceedings relating to claims arising out of our operations, as discussed further in Note 15: Commitments and contingencies. Periodically, and at year end, we review the status of all significant outstanding matters to assess the potential financial exposure. When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, we record the estimated loss in our consolidated statements of operations. We provide disclosure in the notes to the consolidated financial statements for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would be material to the financial statements. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. We base accruals made on the best information available at the time, which can be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements.

Adoption of new accounting pronouncements and Recent accounting policies not yet adopted
Adoption of new accounting pronouncements
Measurement of Credit Losses on Financial Instruments. In June 2016, the Financial Accounting Standards Board Accounting ("FASB") issued Accounting Standards Update ("ASU") 2016-13 which created Accounting Standard Codification ("ASC") Topic 326 Financial Instruments—Credit Losses. Along with subsequent updates and improvements, the ASU changes the guidance related to the measurement of credit losses for financial assets measured at amortized cost, including accounts receivable and available-for-sale debt securities. The new guidance replaces the existing incurred loss impairment model with the current expected credit loss methodology, which will result in more timely recognition of credit losses. We adopted ASC 326 using a modified retrospective method for all financial assets measured at amortized cost. Results for reporting periods beginning on January 1, 2020 are presented under ASC 326 while prior period amounts continue to be reported in accordance with previously applicable GAAP. The adoption of this new guidance did not have a material impact on our consolidated financial statements and no cumulative-effect adjustment to retained earnings was made.
Fair Value Measurements. As of January 1, 2020, we have adopted ASU 2018-13, which is applicable to all entities that are required under existing GAAP to make disclosures about recurring or nonrecurring fair value measurements. The standard removes, modifies, and adds certain disclosure requirements in ASC 820, Fair Value Measurement. The adoption of this new guidance did not have a material impact to our consolidated financial statements.
Cloud Computing Arrangements. As of January 1, 2020, we have prospectively adopted ASU 2018-15, which provides additional guidance on the accounting for implementation costs incurred for a cloud computing arrangement that is a service contract. The amendments in the standard align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). Costs for implementation activities in the application development stage are capitalized depending on the nature of the costs, while costs incurred during the preliminary project and post implementation stages are expensed as the activities are performed. The adoption of this new guidance did not have a material impact to our consolidated financial statements.
Codification Improvements. In April 2019 and March 2020, the FASB issued ASU 2019-04 and ASU 2020-03, respectively, which did not prescribe any new accounting guidance, but instead made minor improvements and clarifications on several different FASB ASC topics based on comments and suggestions made by various stakeholders. The codification improvements applicable to us were adopted effective immediately. The adoption of the new guidance did not have a material impact to our consolidated financial statements.
Recent accounting pronouncements not yet adopted
Income Taxes. In December 2019, the FASB issued ASU 2019-12 which eliminates certain exceptions in current guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. The new standard is effective for fiscal years beginning after December 15, 2020, including interim periods within those annual periods. Early adoption is permitted. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements; however, we currently do not expect a material impact.
Equity Method Investments. In January 2020, the FASB issued ASU 2020-01 which clarifies the accounting for certain equity method investments. The new standard is effective for fiscal years beginning after December 15, 2020, including interim periods within those annual periods. Early adoption is permitted. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements; however, we currently do not expect a material impact.